Schedule of Investments(a)
September 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.80%
Aerospace & Defense–0.87%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027	$2,000,000	$3,597,000
TransDigm, Inc., 6.38%, 03/01/2029(b)	3,000,000	3,098,910
		6,695,910
Apparel Retail–0.37%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	2,005,000	2,834,068
Application Software–6.42%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	4,674,000	4,697,370
BlackLine, Inc., Conv., 1.00%, 06/01/2029(b)	2,300,000	2,415,000
Box, Inc.,
Conv., 0.00%, 01/15/2026(c)	2,000,000	2,624,000
1.50%, 09/15/2029(b)	500,000	505,500
Confluent, Inc., Conv., 0.00%, 01/15/2027(c)	1,825,000	1,620,600
Datadog, Inc., Conv., 0.13%, 06/15/2025	2,500,000	3,250,000
Dropbox, Inc., Conv., 0.00%, 03/01/2028(c)	6,600,000	6,397,875
Envestnet, Inc., Conv., 2.63%, 12/01/2027	4,000,000	4,252,000
Five9, Inc., Conv., 1.00%, 03/15/2029(b)	1,100,000	925,375
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,250,000	2,354,375
MicroStrategy, Inc., Conv., 0.00%, 02/15/2027(c)	6,500,000	8,877,375
Nutanix, Inc., Conv., 0.25%, 10/01/2027	2,500,000	2,993,750
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	3,000,000	3,693,000
Unity Software, Inc., Conv., 0.00%, 11/15/2026(c)	2,000,000	1,794,000
Workiva, Inc., Conv., 1.25%, 08/15/2028	3,000,000	2,842,950
		49,243,170
Automobile Manufacturers–3.11%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	8,000,000	7,860,000
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,248,492
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	10,200,000	9,237,375
Winnebago Industries, Inc., Conv., 3.25%, 01/15/2030(b)	2,500,000	2,460,625
		23,806,492
Biotechnology–6.13%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,270,000	3,830,805
Principal Amount		Value
Biotechnology–(continued)
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	$6,300,000	$6,011,775
Cytokinetics, Inc., Conv., 3.50%, 07/01/2027	1,000,000	1,294,500
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	7,000,000	8,015,000
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	3,000,000	3,570,000
Insmed, Inc., Conv., 0.75%, 06/01/2028	1,650,000	3,789,225
Ionis Pharmaceuticals, Inc., Conv., 1.75%, 06/15/2028	1,500,000	1,558,875
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	10,400,000	10,402,600
3.13%, 09/15/2030(b)	900,000	941,850
Natera, Inc., Conv., 2.25%, 05/01/2027	750,000	2,485,875
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	4,500,000	5,112,000
		47,012,505
Broadline Retail–1.24%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(b)(d)	1,900,000	2,338,425
Etsy, Inc., Conv., 0.13%, 10/01/2026	5,500,000	5,450,500
JD.com, Inc. (China), Conv., 0.25%, 06/01/2027(b)(d)	1,500,000	1,719,000
		9,507,925
Cable & Satellite–0.82%
Liberty Broadband Corp.,
Conv., 3.13%, 04/06/2026(b)(d)	4,615,000	4,601,124
3.13%, 12/15/2028(b)(d)	1,550,000	1,674,099
		6,275,223
Casinos & Gaming–0.57%
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(c)	5,000,000	4,352,500
Communications Equipment–0.82%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	5,400,000	6,294,610
Construction & Engineering–0.52%
Fluor Corp., Conv., 1.13%, 08/15/2029	3,250,000	3,984,500
Consumer Finance–0.77%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(b)	5,500,000	5,871,250
Diversified Financial Services–0.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	5,000,000	5,052,096

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Diversified Metals & Mining–0.34%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	$2,350,000	$2,587,689
Electric Utilities–9.05%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026	2,300,000	2,413,850
Duke Energy Corp., Conv., 4.13%, 04/15/2026	10,400,000	11,060,400
Evergy, Inc., Conv., 4.50%, 12/15/2027(b)	5,000,000	5,511,250
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	8,458,000	8,893,587
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027(b)	6,250,000	8,181,250
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	1,000,000	2,219,000
PG&E Corp., Conv., 4.25%, 12/01/2027(b)	8,000,000	8,674,000
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	4,500,000	4,777,875
Southern Co. (The),
Conv., 3.88%, 12/15/2025	8,300,000	9,239,975
4.50%, 06/15/2027(b)	4,000,000	4,396,000
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	4,000,000	3,996,826
		69,364,013
Electrical Components & Equipment–0.37%
Sunrun, Inc., Conv., 4.00%, 03/01/2030(b)	2,100,000	2,827,650
Electronic Components–0.48%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030	4,000,000	3,682,000
Electronic Equipment & Instruments–1.13%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	4,600,000	4,864,500
Itron, Inc., Conv., 1.38%, 07/15/2030(b)	3,600,000	3,834,000
		8,698,500
Environmental & Facilities Services–0.34%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	2,000,000	2,627,000
Financial Exchanges & Data–1.85%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030(b)	15,550,000	14,142,725
Food Distributors–0.15%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,174,951
Gas Utilities–0.50%
UGI Corp., Conv., 5.00%, 06/01/2028(b)	3,600,000	3,846,759
Health Care Equipment–3.42%
CONMED Corp., Conv., 2.25%, 06/15/2027	3,000,000	2,790,534
DexCom, Inc., Conv., 0.38%, 05/15/2028	5,475,000	4,859,062
Principal Amount		Value
Health Care Equipment–(continued)
Enovis Corp., Conv., 3.88%, 10/15/2028(b)	$3,000,000	$3,165,000
Insulet Corp., Conv., 0.38%, 09/01/2026	4,500,000	5,387,625
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	2,000,000	3,163,000
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029(b)	1,500,000	1,365,750
Tandem Diabetes Care, Inc., Series 2024, Conv., 1.50%, 03/15/2029(b)	1,250,000	1,813,186
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	2,000,000	3,692,200
		26,236,357
Health Care REITs–1.68%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026	3,750,000	4,569,375
Welltower OP LLC, Conv., 2.75%, 05/15/2028(b)	6,000,000	8,298,522
		12,867,897
Health Care Supplies–1.24%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(b)	600,000	605,100
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	2,770,000	4,309,427
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	3,500,000	4,564,000
		9,478,527
Health Care Technology–0.28%
Evolent Health, Inc., Conv., 3.50%, 12/01/2029(b)	2,000,000	2,158,500
Heavy Electrical Equipment–0.21%
Bloom Energy Corp., Conv., 3.00%, 06/01/2028	1,750,000	1,612,890
Homebuilding–0.30%
Meritage Homes Corp., Conv., 1.75%, 05/15/2028(b)	2,000,000	2,287,000
Homefurnishing Retail–0.98%
Wayfair, Inc., Conv., 3.25%, 09/15/2027	6,250,000	7,534,375
Hotels, Resorts & Cruise Lines–3.75%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	1,254,000	2,810,185
Carnival Corp.,
Conv., 5.75%, 12/01/2027	6,000,000	9,674,250
7.00%, 08/15/2029(b)	4,000,000	4,253,804
Expedia Group, Inc.,
6.25%, 05/01/2025(b)	5,000,000	5,013,366
Conv., 0.00%, 02/15/2026(c)	2,450,000	2,350,775
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027	5,000,000	4,630,000
		28,732,380
Household Products–0.19%
Spectrum Brands, Inc., Conv., 3.38%, 06/01/2029(b)	1,400,000	1,456,339
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–0.31%
Middleby Corp. (The), Conv., 1.00%, 09/01/2025	$2,000,000	$2,336,200
Industrial REITs–0.78%
Rexford Industrial Realty L.P., Conv., 4.38%, 03/15/2027(b)	5,750,000	5,997,250
Integrated Oil & Gas–0.59%
Occidental Petroleum Corp., 5.88%, 09/01/2025	4,500,000	4,522,829
Interactive Media & Services–1.83%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,470,614
Snap, Inc.,
Conv., 0.00%, 05/01/2027(c)	11,000,000	9,434,957
0.50%, 05/01/2030(b)	1,300,000	1,108,900
		14,014,471
Internet Services & Infrastructure–3.69%
Akamai Technologies, Inc.,
Conv., 0.38%, 09/01/2027	10,100,000	10,450,975
1.13%, 02/15/2029	3,425,000	3,488,363
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(c)	3,500,000	3,108,000
MongoDB, Inc., Conv., 0.25%, 01/15/2026	3,250,000	4,493,937
Snowflake, Inc.,
Conv., 0.00%, 10/01/2027(b)(c)	3,250,000	3,386,500
0.00%, 10/01/2029(b)(c)	3,250,000	3,355,625
		28,283,400
Leisure Facilities–0.92%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	5,700,000	7,083,675
Life Sciences Tools & Services–0.61%
Repligen Corp., Conv., 1.00%, 12/15/2028(b)	4,500,000	4,703,311
Mortgage REITs–0.28%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	2,000,000	2,144,595
Movies & Entertainment–2.04%
Cinemark Holdings, Inc., Conv., 4.50%, 08/15/2025	1,000,000	1,984,375
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	4,000,000	4,415,633
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	9,251,162
		15,651,170
Multi-Utilities–1.88%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	5,500,000	5,596,250
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,690,000
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029(b)	5,500,000	6,113,250
		14,399,500
Principal Amount		Value
Oil & Gas Exploration & Production–0.28%
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	$1,857,000	$2,126,729
Oil & Gas Refining & Marketing–0.51%
Sunoco L.P., 7.00%, 05/01/2029(b)	3,750,000	3,921,066
Oil & Gas Storage & Transportation–0.39%
Energy Transfer L.P., 4.75%, 01/15/2026	3,000,000	3,004,324
Packaged Foods & Meats–0.72%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	1,500,000	3,130,500
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	2,000,000	2,383,000
		5,513,500
Passenger Airlines–2.90%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	5,000,000	5,140,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,700,000	2,697,753
JetBlue Airways Corp.,
Conv., 0.50%, 04/01/2026	3,000,000	2,767,500
2.50%, 09/01/2029(b)	4,000,000	5,038,000
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,500,000	6,572,658
		22,215,911
Passenger Ground Transportation–2.87%
Lyft, Inc., Conv., 0.63%, 03/01/2029(b)	3,250,000	3,144,375
Uber Technologies, Inc.,
Conv., 0.00%, 12/15/2025(c)	6,575,000	7,265,375
6.25%, 01/15/2028(b)	4,500,000	4,551,354
Series 2028, Conv., 0.88%, 12/01/2028(b)	5,625,000	7,056,562
		22,017,666
Pharmaceuticals–0.46%
Amphastar Pharmaceuticals, Inc., Conv., 2.00%, 03/15/2029	3,320,000	3,522,306
Real Estate Services–0.62%
Zillow Group, Inc., Conv., 1.38%, 09/01/2026	3,200,000	4,739,200
Renewable Electricity–0.49%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	4,000,000	3,751,000
Research & Consulting Services–0.66%
Parsons Corp., Conv., 2.63%, 03/01/2029(b)	4,000,000	5,042,000
Semiconductor Materials & Equipment–0.59%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(b)	4,550,000	4,556,825
Semiconductors–2.83%
Impinj, Inc., Conv., 1.13%, 05/15/2027	1,000,000	2,003,900
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	2,000,000	2,833,500
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Semiconductors–(continued)
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(b)(d)	$3,750,000	$3,732,187
ON Semiconductor Corp., Conv., 0.50%, 03/01/2029	10,140,000	10,289,565
Wolfspeed, Inc., Conv., 1.75%, 05/01/2026	4,000,000	2,808,000
		21,667,152
Steel–0.55%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,246,957
Systems Software–1.97%
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(c)	500,000	927,500
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	1,175,000	4,043,175
Progress Software Corp., Conv., 3.50%, 03/01/2030(b)	3,000,000	3,612,000
Varonis Systems, Inc., Conv., 1.00%, 09/15/2029(b)	1,500,000	1,616,250
Zscaler, Inc., Conv., 0.13%, 07/01/2025	4,000,000	4,900,000
		15,098,925
Technology Hardware, Storage & Peripherals–2.61%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	6,000,000	8,643,000
Super Micro Computer, Inc., Conv., 0.00%, 03/01/2029(b)(c)	4,900,000	3,966,550
Western Digital Corp., Conv., 3.00%, 11/15/2028(b)	5,000,000	7,422,500
		20,032,050
Trading Companies & Distributors–0.43%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,292,047
Transaction & Payment Processing Services–3.44%
Affirm Holdings, Inc., Conv., 0.00%, 11/15/2026(c)	7,000,000	6,230,000
Block, Inc., Conv., 0.00%, 05/01/2026(c)	9,000,000	8,327,250
Global Payments, Inc., Conv., 1.50%, 03/01/2031(b)	7,500,000	7,200,000
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	3,800,000	4,637,900
		26,395,150
Principal Amount		Value
Water Utilities–0.99%
American Water Capital Corp., Conv., 3.63%, 06/15/2026	$7,400,000	$7,614,600
Total U.S. Dollar Denominated Bonds & Notes (Cost $601,881,362)		650,139,610
Shares
Preferred Stocks–10.21%
Diversified Banks–6.03%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,800	22,659,578
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,400	23,592,480
		46,252,058
Diversified Financial Services–0.98%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	110,800	7,533,292
Electric Utilities–0.93%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	128,000	7,097,600
Industrial Machinery & Supplies & Components–0.48%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	73,000	3,668,250
Specialty Chemicals–0.84%
Albemarle Corp., 7.25%, Conv. Pfd.	142,800	6,426,000
Technology Hardware, Storage & Peripherals–0.95%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	120,000	7,261,200
Total Preferred Stocks (Cost $69,911,595)		78,238,400
Money Market Funds–3.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(g)(h)	9,860,478	9,860,478
Invesco Treasury Portfolio, Institutional Class, 4.78%(g)(h)	18,306,890	18,306,890
Total Money Market Funds (Cost $28,167,367)		28,167,368

Options Purchased–0.82%
(Cost $6,854,067)(i)		6,299,797
TOTAL INVESTMENTS IN SECURITIES–99.50% (Cost $706,814,391)		762,845,175
OTHER ASSETS LESS LIABILITIES—0.50%		3,829,168
NET ASSETS–100.00%		$766,674,343
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $222,988,746, which represented 29.09% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,570,371	$86,066,968	$(78,776,861)	$-	$-	$9,860,478	$500,599
Invesco Liquid Assets Portfolio, Institutional Class	1,835,979	50,730,156	(52,560,708)	-	(5,427)	-	341,284
Invesco Treasury Portfolio, Institutional Class	2,937,567	116,455,458	(101,086,135)	-	-	18,306,890	639,076
Total	$7,343,917	$253,252,582	$(232,423,704)	$-	$(5,427)	$28,167,368	$1,480,959

(h)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(i)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Booking Holdings Inc.	Call	03/21/2025	25	USD	4,200.00	USD	10,500,000	$931,000
Energy Select Sector SPDR Fund	Call	03/21/2025	1,035	USD	91.00	USD	9,418,500	395,888
Palo Alto Networks, Inc.	Call	01/17/2025	330	USD	380.00	USD	12,540,000	436,425
Royal Caribbean Cruises Ltd.	Call	03/21/2025	450	USD	180.00	USD	8,100,000	829,125
United States Steel Corp.	Call	03/21/2025	1,800	USD	40.00	USD	7,200,000	807,300
Total Open Exchange-Traded Equity Options Purchased								$3,399,738

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	01/31/2025	148	USD	5,825.00	USD	86,210,000	$2,900,060

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
United States Steel Corp.	Call	03/21/2025	1,450	USD	45.00	USD	6,525,000	$(437,900)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
SPDR	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$650,139,610	$—	$650,139,610
Preferred Stocks	78,238,400	—	—	78,238,400
Money Market Funds	28,167,368	—	—	28,167,368
Options Purchased	6,299,797	—	—	6,299,797
Total Investments in Securities	112,705,565	650,139,610	—	762,845,175
Other Investments - Liabilities*
Options Written	(437,900)	—	—	(437,900)
Total Investments	$112,267,665	$650,139,610	$—	$762,407,275

*	Options written are shown at value.
Invesco Convertible Securities Fund